FAIR VALUE (Details) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2009 item	Aug. 31, 2007 item	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
FAIR VALUE
Number of securities in mutual funds bought	2	2
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the beginning of the period			$ 361,803	$ 465,709	$ 1,918,156
Disposed					(1,470,660)
Changes in fair value			34,331	(121,895)	2,850
Foreign exchange difference			3,821	17,989	15,363
Balance at the end of the period			399,955	361,803	465,709
Available-for-sale securities
Fair value			399,955	361,803	465,709
Mutual fund
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the end of the period			399,955	361,803
Available-for-sale securities
Cost			378,390	374,569
Gross unrealized gains			21,565
Gross unrealized (losses)				(12,766)
Fair value			$ 399,955	$ 361,803